Exchange Rate Differences on Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Exchange rate differences on gold and foreign currency
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.20	12.31.19	12.31.18
For Purchase sale of foreign currency	5,958,974	17,214,089	12,543,415
For Valuation of Assets and Liabilities in Foreign Currency	1,088,473	(5,382,637)	(4,633,158)

Total	7,047,447	11,831,452	7,910,257